Employee Benefits - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015 USD ($) Participants Agreement	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Contribution Profit Sharing Plan And Retirement Savings 401 (k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum contributions employees may contribute		$ 18,000
Employer contributions charged to expense		$ 414,000	$ 341,000	$ 302,000
Pentegra Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Identification Number	135645888
Plan number		333
Number of collective bargaining agreements | Agreement		0
Pentegra Defined Benefit Plan [Member] | First Independence Corporation and Subsidiary [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of participants retaining benefits under the plan | Participants		59
Pentegra Defined Benefit Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of contributions to plan		5.00%